Summary of Significant Accounting Policies (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Work-in-progress	$ 66,015	$ 73,922	$ 66,015		$ 66,015		$ 73,922
Unrecognized tax benefits
Tax provision
Translation of foreign currencies	1		1		1
Provision for credit losses
Impairment of long-lived assets
Other potential dilutive securities